Average Annual Total Returns - PGIM QMA Large-Cap Core Equity PLUS Fund	A One Year	A Five Years	A Ten Years	A SinceInception	A InceptionDate	C One Year	C Five Years	C Ten Years	C SinceInception	C InceptionDate	Z One Year	Z Five Years	Z Ten Years	Z SinceInception	Z InceptionDate	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions SinceInception	Z Return After Taxes on Distributions InceptionDate	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Z Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	R6 One Year	R6 Five Years	R6 Ten Years	R6 SinceInception	R6 InceptionDate	S&P 500 Index One Year	S&P 500 Index Five Years	S&P 500 Index Ten Years	S&P 500 Index SinceInception
Total	(11.49%)			2.39%	Sep. 19, 2017	(7.98%)			3.35%	Sep. 19, 2017	(6.13%)			4.35%	Sep. 19, 2017	(6.33%)			4.06%	Sep. 19, 2017	(3.48%)			3.34%	Sep. 19, 2017	(6.12%)			4.40%	Sep. 19, 2017	18.40%			15.27%	[1]

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund’s inception date.